Share Purchase Warrants (Details 2) - Equity-classified warrants [Member] - $ / shares	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Number of Warrants
Warrants Outstanding, Beginning Balance	8,374,396	7,947,892	848,605
Granted	30,126,643	742,504	7,125,800
Expired	(7,241,912)	0	(26,513)
Exercised (Note 12(h))		(316,000)
Warrants Outstanding, Ending Balance	31,259,127	8,374,396	7,947,892
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance	$ 2.90	$ 2.94	$ 6.18
Weighted Average Exercise Price, Granted	0.52	1.54	3.45
Weighted Average Exercise Price, Exercised (Note 12(h))		(0.60)
Weighted Average Exercise Price, Expired	(2.98)		(4.47)
Weighted Average Exercise Price, Ending Balance	$ 0.59	$ 2.90	$ 2.94